Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - Cash flow hedges - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	$ 4,583	$ 2,698	$ 0
Changes in the value of the hedging instrument recognized in OCI	(1,885)	(2,698)
1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (23,469)	$ (23,895)
Average fixed interest rate	1.99%	1.95%
6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (23,261)	$ (23,921)
Average fixed interest rate	2.00%	1.95%
More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (176,598)	$ (199,565)
Average fixed interest rate	2.96%	1.95%
Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 1,205	$ 2,191
Cash flow hedge reserve	(3,396)	(2,191)
Forward cap option
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	680	507
Cash flow hedge reserve	(1,187)	(507)
Nominal amount	200,000	200,000
Carrying amount - Assets	52	725
Carrying amount - Liabilities	0	0
Changes in the value of the hedging instrument recognized in OCI	(680)	(507)
Hedge ineffectiveness recognized in profit or loss	0	(7)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	506,603	707,871
Carrying amount - Assets	5	7,205
Carrying amount - Liabilities	3,593	1,049
Changes in the value of the hedging instrument recognized in OCI	(1,205)	(2,191)
Hedge ineffectiveness recognized in profit or loss	$ (4,943)	$ (2,783)